Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 82,022,568	$ 4,167,199	$ 63,858,930
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories	43,134,519		27,862,384
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories	16,260,213		19,112,606
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories	16,708,606		11,445,780
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories	5,292,796		5,172,779
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories	490,403		180,711
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories	$ 136,031		$ 84,670